Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2023
Statement of cash flows [abstract]
Cash And Cash Equivalents	Cash And Cash Equivalents

(in millions)	December 31, 2023	December 31, 2022
Cash balances on hand and at banks	$490	$990
Other cash and cash equivalents	1,897	1,362
Total	$2,387	$2,352
Movements in cash and cash equivalents are presented in the Company’s consolidated statements of cash flows.
The following presents the reconciliation of assets, liabilities and equity arising from financing activities:

			Non-cash changes
(in millions)	As of December 31, 2021 Assets (Liabilities and Equity)	Cash Flows (Inflows)/ Outflows	Addition	Foreign exchange movement	Others	As of December 31, 2022 Assets (Liabilities and Equity)
Restricted cash	$1	$—	$—	$—	$—	$1
Government grants receivable(1)	47	(93)	18	(1)	81	$52
Other receivables	(1)	—	—	—	—	$(1)
Debt	(2,013)	(670)	(6)	10	168	$(2,511)
Lease obligations	(426)	89	(18)	9	1	$(345)
Share capital	(11)	—	—	—	—	$(11)
Additional Paid-In Capital	(23,487)	(168)	—	—	(176)	$(23,831)
Total	$(25,890)	$(842)	$(6)	$18	$74	$(26,646)

			Non-cash changes
(in millions)	As of December 31, 2022 Assets (Liabilities and Equity)	Cash Flows (Inflows)/ Outflows	Addition	Foreign exchange movement	Others	As of December 31, 2023 Assets (Liabilities and Equity)
Restricted cash	$1	$—	$—	$—	$—	$1
Government grants receivable(1)	52	(5)	23	1	101	$172
Other receivables	(1)	—	—	1	—	$—
Debt	(2,511)	182	(17)	(30)	4	$(2,372)
Lease obligations	(345)	77	(117)	(5)	8	$(382)
Share capital	(11)	—	—	—	—	$(11)
Additional Paid-In Capital	(23,831)	(42)	—		(154)	$(24,027)
Total	$(26,646)	$212	$(111)	$(33)	$(41)	$(26,619)
(1)Government grants receivable of $172 million and $52 million are included in receivables, prepayments and other assets in the consolidated statements of financial position as of December 31, 2023 and 2022, respectively.

Geographical concentration of cash and cash equivalents is as follows:

(in millions)	December 31, 2023	December 31, 2022
United States of America	$481	$484
Republic of Singapore	1,666	1,775
Other	240	93
Total	$2,387	$2,352